Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
12 Months Ended
		Mar. 31, 2025 JPY (¥) Property	Mar. 31, 2024 JPY (¥) Property	Mar. 31, 2023 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 629	¥ 134	¥ 243
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount		¥ 25,304	¥ 1,590	¥ 2,054
Write-downs due to decline in estimated future cash flows, number of properties | Property
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0	¥ 0
Write-downs due to decline in estimated future cash flows, amount		¥ 0	¥ 641	¥ 1,535
Write-downs due to decline in estimated future cash flows, number of properties | Property			2	2
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 0	¥ 0
Write-downs due to decline in estimated future cash flows, amount		¥ 0	¥ 547	¥ 51
Write-downs due to decline in estimated future cash flows, number of properties | Property			4	2
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 31	¥ 0	¥ 2
Write-downs of the assets held for sale, number of properties | Property		20	1	1
Write-downs due to decline in estimated future cash flows, amount		¥ 0	¥ 30	¥ 15
Write-downs due to decline in estimated future cash flows, number of properties | Property			22	19
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 598	¥ 134	¥ 241
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 25,304	¥ 372	¥ 453

[1]	For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2025 include write-downs of property under facility operations held by certain subsidiaries, of which ¥20,030 million related to write-downs of two coal-biomass co-fired power plants.